CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss for the year	$ (28,914)	$ (22,090)	$ (40,270)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	2,526	1,296	1,896
Amortisation	2,368	2,825	3,303
Income tax (credit) / expense	(1,006)	(1,115)	(374)
Financial income	(697)	(2,124)	(3,198)
Financial expense	6,582	5,080	5,405
Share-based payments	758	1,369	928
Foreign exchange (gains)/losses on operating cash flows	(93)	311	307
Loss on disposal or retirement of property, plant and equipment	17	15	3
Movement in inventory provision	1,567	300	2,275
Impairment of prepayments	1,376	1,608	1,651
Impairment of property, plant and equipment	6,349	6,112	10,437
Impairment of intangible assets	16,570	19,212	29,667
Provision for closure costs			(1,794)
Other non-cash items	835	570	(728)
Operating cash flows before changes in working capital	8,238	13,369	9,508
(Increase) / decrease in trade and other receivables	445	(5,960)	306
Decrease / (increase) in inventories	(2,959)	1,988	(2,461)
(Decrease) / increase in trade and other payables	151	(3,419)	2,017
Cash generated from operations	5,875	5,978	9,370
Interest paid	(1,000)	(39)	(53)
Interest received	560	874	776
Income taxes received / (paid)	(18)	416	(843)
Net cash generated by operating activities	5,417	7,229	9,250
Cash flows from investing activities
Payments to acquire intangible assets	(9,718)	(9,863)	(10,229)
Acquisition of property, plant and equipment	(2,118)	(7,528)	(4,839)
Disposal of property, plant and equipment	(17)
Licence fees			(1,112)
Net cash used in investing activities	(11,853)	(17,391)	(16,180)
Cash flows from financing activities
Share buyback		(434)	(7,799)
Interest payment on exchangeable notes	(3,996)	(4,503)	(4,600)
Purchase of exchangeable notes		(12,042)
Proceeds from sale & leaseback transactions		481	51
Payment of lease liabilities	(3,533)	(374)	(295)
Net cash used in financing activities	(7,529)	(16,872)	(12,643)
Decrease in cash and cash equivalents and short term investments	(13,965)	(27,034)	(19,573)
Effects of exchange rate movements on cash held	88	(296)	71
Cash and cash equivalents and short-term investments at beginning of year	30,277	57,607	77,109
Cash and cash equivalents and short term investments at end of year	$ 15,231	$ 30,277	$ 57,607